UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period :	January 1, 2018 — December 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Prior to April 30, 2018, the fund was known as Putnam VT American Government Income Fund.

Message from the Trustees

February 14, 2019

Dear Shareholder:

Global financial markets encountered challenges in the final months of 2018. December was difficult for stock markets worldwide, and most major indexes finished the year with losses. Among the issues that contributed to the downturn were uncertainty about monetary policy, a slowing Chinese economy, and the U.S.–China trade dispute. Fixed-income markets were less volatile than stocks, and higher quality bonds benefited from a flight to safety amid the turmoil.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/18)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2018
Class IA: $9.21	Class IB: $9.18

Total return at net asset value
				Bloomberg
				Barclays
				Government
				Bond-
				Bloomberg
			Bloomberg	Barclays U.S.
(as of	Class IA	Class IB	Barclays U.S.	MBS Linked
12/31/18)	shares*	shares*	MBS Index	Benchmark†
1 year	–0.62%	–0.90%	0.99%	0.67%
5 years	6.22	4.92	13.30	10.11
Annualized	1.21	0.97	2.53	1.95
10 years	48.27	44.52	35.82	23.11
Annualized	4.02	3.75	3.11	2.10
Life	133.04	122.53	141.89	128.68
Annualized	4.57	4.32	4.78	4.47

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

As of April 30, 2018, the Bloomberg Barclays U.S. MBS Index replaced the Bloomberg Barclays Government Bond Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

† The Bloomberg Barclays Government Bond-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays Government Bond Index from inception date of the fund, January 1, 2000, through April 29, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 30, 2018 through the current period.

The Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

The Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Mortgage Securities Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2018?

A solid U.S. economic and corporate backdrop led to continued monetary tightening by the Federal Reserve, which raised the federal funds rate four times in 2018. The higher interest rates and the Trump administration’s trade war weighed heavily on investor confidence and demand for higher-risk assets as the period progressed. The fourth quarter was especially challenging as concerns about higher yields, recession risk, and peak profit growth rose.

In April 2018, the fund was renamed to reflect its broader investment policy. Would you tell us more about those developments?

Prior to April 30, 2018, the fund was known as Putnam VT American Government Income Fund. The fund’s investment policy [under normal circumstances] was changed to allow the fund to invest at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed-income securities, and related derivatives. In pursuing this policy, the fund employs a broad opportunity set of securitized mortgage products, including government-agency mortgage-backed securities [MBS], non-agency residential MBS, agency interest-only securities, and commercial mortgage-backed securities [CMBS]. Combining the risks related to mortgage-credit and prepayment-related securities allows our management team to seek to outpace the benchmark while broadening the fund’s diversification.

How did Putnam VT Mortgage Securities Fund perform in this environment?

For the 12-month reporting period, the fund’s IA shares returned –0.62%, while its primary benchmark, the Bloomberg Barclays U.S. MBS Index, returned 0.99%. The fund’s secondary benchmark, the Bloomberg Barclays Government Bond-Bloomberg Barclays U.S. MBS-Linked Benchmark, returned 0.67%.

Which strategies and holdings detracted from relative performance?

Our mortgage-credit positions detracted from performance this period. This was largely due to the fund’s overweight exposure to CMBX, an index that references a basket of commercial mortgage-backed securities issued in a particular year. Our CMBX allocation aided performance in the months after the fund’s transition in April, when investors reevaluated the merits of using this index to express a bearish view of the retail sector, and credit spreads tightened. In late July, however, publicity generated by a New York-based hedge fund concerning regional shopping malls caused CMBX spreads to widen through August. Spreads expanded further in the fourth quarter, as investor sentiment became sharply risk-averse. The bankruptcy filing by Sears Holdings in October also weighed on investor sentiment and reignited fears about the health of retailers.

Overall, our prepayment strategies were a net detractor from the fund’s relative performance. This was the result of our “mortgage basis” positioning — a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year Treasuries.

What strategies and holdings helped fund performance?

Our yield-curve positioning was the top contributor to the fund’s relative performance during the period. We were tactical in our positioning through the year, including keeping the fund’s duration — a measure of the sensitivity of the portfolio to interest-rate movements — shorter than that of the benchmark when interest rates rose sharply in January and February. Within our prepayment strategies, holdings of reverse-mortgage interest-only securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development in August 2017. The regulations reduced the incentives for borrowers of reverse mortgages to refinance, helping to strengthen secondary market demand for these securities.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, which is an index that references a basket of CMBS issued in a particular year. We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We also employed futures to help manage the fund’s yield-curve strategies. Lastly, we used total return swaps to hedge the fund’s sector exposure and to gain access to specific areas of the market.

What is your market outlook for 2019?

The global slowdown is affecting large U.S. corporations, while the trade war is creating significant uncertainty about the prospects of global trade. The dramatic weakness in risk asset prices in the final months of 2018 reflected these issues and added to downside risk, especially as credit market problems begin to emerge. The Fed responded to the market volatility by suggesting it will be patient, but we are still waiting to see if the potential pause will restore market stability given the downside risks to our outlook.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio

2 Putnam VT Mortgage Securities Fund

may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography (such as a region of the United States) industry or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income. He joined Putnam in 1997 and has been in the investment industry since 1989.

Brett S. Kozlowski, CFA, and Jatin Misra, Ph.D., CFA, are also Portfolio Managers of the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Mortgage Securities Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/18 to 12/31/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return . You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/17*	0.50%	0.75%
Total annual operating expenses for the fiscal
year ended 12/31/17	0.66%	0.91%
Annualized expense ratio for the six-month
period ended 12/31/18†	0.50%	0.75%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/19.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/18		ended 12/31/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.51	$3.76	$2.55	$3.82
Ending value
(after
expenses)	$992.50	$990.30	$1,022.68	$1,021.42

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Mortgage Securities Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Mortgage Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Mortgage Securities Fund, formerly known as Putnam VT American Government Income Fund, (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Mortgage Securities Fund 5

The fund’s portfolio 12/31/18

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (94.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (44.1%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$39,298	$44,129
6.00%, with due dates from 4/15/28 to 11/20/38	99,148	110,083
5.50%, 4/20/38	145,169	155,562
5.00%, TBA, 1/1/49	1,000,000	1,040,156
4.70%, 8/20/67	106,039	114,655
4.50%, TBA, 1/1/49	3,000,000	3,102,656
4.50%, with due dates from 2/20/34 to 5/20/48	1,663,142	1,737,403
4.00%, TBA, 1/1/49	3,000,000	3,071,953
4.00%, with due dates from 4/20/45 to 10/20/45	2,803,774	2,882,844
3.50%, TBA, 1/1/49	5,000,000	5,033,985
3.50%, with due dates from 1/20/45 to 5/20/45	1,811,289	1,830,794
3.00%, TBA, 1/1/49	5,000,000	4,923,438
		24,047,658
U.S. Government Agency Mortgage Obligations (50.5%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	12,522	14,238
7.00%, with due dates from 11/1/26 to 4/1/32	113,270	127,727
5.50%, 12/1/33	16,511	17,673
4.50%, with due dates from 7/1/44 to 8/1/44	164,346	171,318
4.00%, with due dates from 12/1/44 to 9/1/45	1,053,491	1,078,247
3.00%, TBA, 1/1/49	4,000,000	3,900,625
Federal National Mortgage Association
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	10,529	11,846
7.00%, with due dates from 12/1/28 to 12/1/35	377,175	422,230
6.50%, 9/1/36	7,555	8,506
6.00%, 1/1/38	104,918	116,929
5.50%, 1/1/38	448,201	480,888
5.00%, 2/1/39	11,874	12,607
4.50%, TBA, 1/1/49	1,000,000	1,035,156
4.50%, with due dates from 7/1/44 to 5/1/45	236,086	246,119
4.00%, TBA, 1/1/49	6,000,000	6,115,781
4.00%, 3/1/46	308,516	316,072
3.50%, with due dates from 5/1/45 to 1/1/57	3,689,389	3,691,600
3.00%, TBA, 1/1/49	9,000,000	8,779,219
2.50%, TBA, 1/1/49	1,000,000	946,563
		27,493,344
Total U.S. government and agency mortgage
obligations (cost $51,491,646)		$51,541,002

MORTGAGE-BACKED SECURITIES (65.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (41.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 15.914%, 4/15/37	$25,811	$37,105
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 14.795%, 11/15/35	36,201	50,838
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.495%, 3/15/35	177,588	222,376
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 10.671%, 6/15/34	29,662	33,593
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR
+ 4.75%), 7.256%, 10/25/24	307,579	336,737
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	276,923	58,439
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	352,520	46,480

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	$589,908	$122,633
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	350,302	69,197
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	485,832	100,091
Ser. 4425, IO, 4.00%, 1/15/45	470,279	94,568
Ser. 4425, Class EI, IO, 4.00%, 1/15/45	704,123	139,339
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	404,252	105,169
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	985,774	127,269
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	488,214	70,606
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	399,854	24,091
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 3.795%, 11/15/42	326,316	31,842
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.695%, 2/15/45	1,049,799	159,794
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	872,144	135,182
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	372,672	68,434
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	573,271	72,325
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	276,431	14,030
Ser. 304, Class C37, IO, 3.50%, 12/15/27	306,621	25,121
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	463,473	53,734
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	416,944	45,038
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,041,251	98,596
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,058,418	95,544
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	656,273	61,827
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	339,961	28,625
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	492,224	39,451
Ser. 315, PO, zero %, 9/15/43	937,166	750,975
Ser. 3835, Class FO, PO, zero %, 4/15/41	544,737	456,277
Ser. 3391, PO, zero %, 4/15/37	6,219	5,223
Ser. 3300, PO, zero %, 2/15/37	2,985	2,506
Ser. 3326, Class WF, zero %, 10/15/35 W	1,163	836
Federal Home Loan Mortgage Corporation Structured
Agency Credit risk Debt FRN Ser. 15-HQ1,
Class M3, (1 Month US LIBOR + 3.80%), 6.306%,
3/25/25	250,000	263,334
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 24.863%, 7/25/36	20,015	32,614
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.377%, 3/25/36	35,556	51,805
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.01%, 6/25/37	41,000	56,670
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 14.328%, 11/25/35	38,277	48,213
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US
LIBOR) + 23.28%), 14.094%, 2/25/38	147,107	180,881
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 12.731%, 8/25/35	27,490	34,187
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US
LIBOR) + 20.12%), 12.353%, 12/25/35	39,353	48,585
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 10.878%, 11/25/34	13,510	15,261
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 8.506%,
9/25/28	140,000	159,541
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR)
+ 12.90%), 7.888%, 5/25/40	84,276	94,532
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	768,191	177,977
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	509,450	106,944
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	665,916	147,101
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,457,297	279,058
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	1,076,609	177,928

6 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	$790,328	$159,765
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	741,408	137,388
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.094%, 10/25/41	102,455	16,129
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	813,220	146,521
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	281,018	33,244
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	541,138	53,416
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 3.744%, 7/25/48	688,178	99,614
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 3.744%, 6/25/48	1,977,712	292,230
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 11/25/46	2,140,298	313,853
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 11/25/46	3,206,714	421,683
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 8/25/46	1,447,979	188,517
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	2,429,260	393,613
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	670,383	122,494
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	212,076	26,179
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	602,011	109,620
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	897,761	143,276
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	359,373	37,728
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	773,400	74,198
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	327,376	33,148
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	284,464	17,240
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	358,871	24,403
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	533,837	40,038
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	427,049	39,447
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	346,995	17,707
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	519,643	28,061
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	323,333	16,826
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	512,630	44,034
FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR
+ 0.35%), 2.856%, 5/25/42	3,922	3,942
FRB Ser. 07-95, Class A3, (1 Month US LIBOR
+ 0.25%), 2.565%, 8/27/36	1,868,618	1,788,017
Ser. 08-53, Class DO, PO, zero %, 7/25/38	35,975	31,884
Ser. 07-44, Class CO, PO, zero %, 5/25/37	12,870	10,528
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	446,689	99,947
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	518,168	114,110
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	849,755	194,551
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	365,720	79,815
Ser. 14-76, IO, 5.00%, 5/20/44	465,641	101,841
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	346,825	63,635
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	200,852	44,308
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	150,823	34,412
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	221,320	48,754
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	704,547	155,282
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	548,275	125,138
Ser. 18-1, IO, 4.50%, 1/20/48	860,261	180,121
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	203,385	25,460
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	529,671	110,189
Ser. 12-129, IO, 4.50%, 11/16/42	412,359	91,750
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	780,313	159,718
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	514,843	105,949
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	307,037	63,891
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	183,320	37,837
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	149,695	29,939
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	160,453	37,249

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	$627,720	$134,743
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.71%), 4.25%, 11/16/36	173,289	6,878
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US
LIBOR) + 6.70%), 4.23%, 12/20/43	371,675	66,203
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.13%, 4/20/38	939,248	169,065
Ser. 16-69, IO, 4.00%, 5/20/46	822,143	142,362
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	460,299	93,947
Ser. 15-40, IO, 4.00%, 3/20/45	293,156	57,635
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	831,936	112,236
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	686,380	142,534
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	173,057	31,932
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	482,454	94,083
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	215,154	41,102
Ser. 14-104, IO, 4.00%, 3/20/42	495,179	78,040
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	225,963	17,955
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	274,847	20,047
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	269,099	15,906
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	670,192	84,178
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.73%, 6/20/48	926,381	126,219
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.73%, 6/20/43	1,779,161	270,969
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	633,873	66,493
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	1,087,637	112,244
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	711,892	112,735
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	1,139,281	167,958
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44	1,501,181	148,242
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	419,204	65,417
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	586,922	96,895
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	269,425	44,698
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	225,004	36,687
Ser. 12-136, IO, 3.50%, 11/20/42	581,747	102,595
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,410,998	132,902
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	204,028	18,830
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	638,046	69,419
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	629,079	42,727
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	608,571	54,439
Ser. 17-H25, Class AI, IO, 3.145%, 12/20/67 W	564,669	69,172
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	850,150	57,860
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	260,981	17,251
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	536,268	50,999
Ser. 17-H03, Class CI, IO, 2.988%, 12/20/66 W	716,137	90,412
Ser. 17-H25, IO, 2.904%, 11/20/67 W	982,896	118,408
Ser. 17-H25, Class CI, IO, 2.697%, 12/20/67 W	1,675,932	259,769
Ser. 18-H02, IO, 2.603%, 1/20/68 W	453,598	60,762
Ser. 16-H13, Class IK, IO, 2.603%, 6/20/66 W	1,327,545	172,581
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65 W	1,398,057	169,219
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66 W	1,906,514	215,216
Ser. 18-H02, Class IM, IO, 2.443%, 2/20/68 W	822,196	131,551
Ser. 16-H24, Class JI, IO, 2.401%, 11/20/66 W	605,527	74,934
Ser. 17-H04, Class BI, IO, 2.387%, 2/20/67 W	989,222	139,728
Ser. 16-H27, Class GI, IO, 2.376%, 12/20/66 W	1,538,223	217,434
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65 W	872,266	79,411
Ser. 18-H01, Class XI, IO, 2.34%, 1/20/68 W	1,225,017	197,534
Ser. 16-H24, Class KI, IO, 2.337%, 11/20/66 W	766,048	100,544
Ser. 18-H05, Class ID, IO, 2.311%, 3/20/68 W	587,285	83,688
Ser. 16-H07, Class PI, IO, 2.274%, 3/20/66 W	2,476,329	309,541
Ser. 17-H08, Class EI, IO, 2.23%, 2/20/67 W	1,307,348	174,858
Ser. 17-H14, Class LI, IO, 2.209%, 6/20/67 W	854,278	105,717

Putnam VT Mortgage Securities Fund 7

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H08, Class GI, IO, 2.198%, 2/20/67 W	$1,001,672	$148,999
Ser. 17-H14, Class JI, IO, 2.192%, 6/20/67 W	561,157	84,875
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67 W	1,021,738	116,789
Ser. 17-H06, Class MI, IO, 2.181%, 2/20/67 W	1,698,016	196,695
Ser. 15-H20, Class CI, IO, 2.18%, 8/20/65 W	1,428,466	149,068
Ser. 16-H14, Class AI, IO, 2.173%, 6/20/66 W	920,899	98,145
Ser. 16-H18, Class QI, IO, 2.159%, 6/20/66 W	1,343,993	165,073
FRB Ser. 15-H16, Class XI, IO, 2.151%, 7/20/65 W	843,732	83,761
Ser. 17-H20, Class AI, IO, 2.146%, 10/20/67 W	2,353,813	318,868
Ser. 15-H25, Class BI, IO, 2.12%, 10/20/65 W	998,854	89,958
Ser. 16-H24, IO, 2.091%, 9/20/66 W	931,069	105,909
Ser. 16-H11, Class HI, IO, 2.088%, 1/20/66 W	2,960,253	273,823
Ser. 16-H06, Class HI, IO, 2.064%, 2/20/66	1,143,758	100,978
Ser. 15-H22, Class AI, IO, 2.057%, 9/20/65 W	1,565,396	143,022
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	1,230,996	85,541
Ser. 16-H17, Class DI, IO, 2.002%, 7/20/66 W	1,409,795	150,993
Ser. 15-H13, Class AI, IO, 1.917%, 6/20/65 W	1,301,396	123,633
Ser. 15-H23, Class TI, IO, 1.894%, 9/20/65 W	1,061,380	102,304
Ser. 14-H21, Class AI, IO, 1.859%, 10/20/64 W	1,486,857	119,903
Ser. 16-H06, Class DI, IO, 1.847%, 7/20/65	1,401,918	108,253
Ser. 17-H03, Class KI, IO, 1.795%, 1/20/67 W	1,494,778	198,472
Ser. 17-H09, IO, 1.706%, 4/20/67 W	926,575	93,136
Ser. 17-H10, Class MI, IO, 1.697%, 4/20/67 W	1,113,834	106,561
Ser. 14-H25, Class BI, IO, 1.673%, 12/20/64 W	1,119,428	86,678
Ser. 14-H18, Class CI, IO, 1.583%, 9/20/64 W	1,013,518	86,381
Ser. 15-H10, Class HI, IO, 1.581%, 4/20/65 W	2,285,435	195,496
Ser. 17-H06, Class EI, 1.565%, 2/20/67 W	703,345	46,530
Ser. 15-H04, Class AI, IO, 1.551%, 12/20/64 W	1,170,906	98,063
Ser. 17-H16, Class HI, IO, 1.538%, 8/20/67 W	896,463	87,405
Ser. 16-H08, Class GI, IO, 1.411%, 4/20/66 W	978,728	54,612
Ser. 16-H03, Class AI, IO, 1.252%, 1/20/66 W	1,527,463	147,018
FRB Ser. 11-H07, Class FI, IO, 1.227%, 2/20/61 W	4,264,700	106,191
Ser. 16-H04, Class KI, IO, 1.209%, 2/20/66 W	1,661,635	124,623
Ser. 16-H10, Class AI, IO, 1.202%, 4/20/66 W	1,319,809	94,944
Ser. 16-H06, Class AI, IO, 1.164%, 2/20/66	785,099	71,233
Ser. 10-151, Class KO, PO, zero %, 6/16/37	29,680	24,501
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,560	1,278
		22,691,777
Commercial mortgage-backed securities (4.5%)
COMM Mortgage Trust 144A FRB Ser. 14-CR17,
Class D, 4.801%, 5/10/47 W	116,000	108,953
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.529%, 9/10/47 W	300,000	262,326
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.566%, 8/15/46 W	298,000	267,333
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47 W	239,000	197,972
Ser. 14-C23, Class E, 3.364%, 9/15/47 W	115,000	84,294
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46 W	119,000	99,449
ML-CFC Commercial Mortgage Trust
Ser. 07-6, Class AM, 5.526%, 3/12/51 W	69,149	69,146
FRB Ser. 06-4, Class C, 5.324%, 12/12/49 W	164,591	160,209
Morgan Stanley Bank of America Merrill Lynch
Trust 144A Ser. 14-C15, Class F, 4.00%, 4/15/47	100,000	79,397
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.154%, 7/15/49 W	148,000	145,631
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.544%, 5/10/45 W	200,000	196,174
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	289,000	253,201

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.78%, 11/15/45 W	$290,000	$275,904
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45 W	117,000	100,481
FRB Ser. 13-C11, Class E, 4.265%, 3/15/45 W	172,000	152,649
		2,453,119
Residential mortgage-backed securities (non-agency) (19.2%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3,
4.157%, 4/25/48 W	132,202	130,880
Bayview Financial Mortgage Pass-Through Trust
Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	430,931
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR
+ 3.35%), 5.856%, 10/25/27 (Bermuda)	150,000	151,500
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR
+ 1.60%), 4.106%, 8/25/28 (Bermuda)	190,000	189,525
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 2.746%,
6/25/36	490,000	448,350
Citigroup Mortgage Loan Trust, Inc.
Ser. 05-WF2, Class AF6B, 5.55%, 8/25/35	171,886	167,237
FRB Ser. 07-AR5, Class 1A1A, 4.249%, 4/25/37 W	392,977	394,120
Countrywide Asset-Backed Certificates FRB
Ser. 07-10, Class 1A1, (1 Month US LIBOR
+ 0.18%), 2.686%, 6/25/47	421,817	402,835
Credit Suisse Mortgage Trust 144A FRB
Ser. 13-11R, Class 1A2, 5.155%, 6/27/34 W	180,000	183,600
Federal Home Loan Mortgage Corporation
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 7.506%, 12/25/28	362,000	413,820
Structured Agency Credit Risk Debt Notes FRB
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 7.056%, 10/25/24	184,675	200,855
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA2, Class M2, (1 Month US LIBOR
+ 3.45%), 5.956%, 10/25/29	250,000	264,568
Structured Agency Credit Risk Debt Notes FRB
Ser. 18-DNA1, Class B1, (1 Month US LIBOR
+ 3.15%), 5.656%, 7/25/30	250,000	231,718
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 5.156%, 12/25/29	260,000	263,462
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA3, Class M2, (1 Month US LIBOR
+ 2.50%), 5.006%, 3/25/30	250,000	249,999
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 4.806%, 9/25/30	295,000	288,243
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 6.206%, 12/25/30	410,000	390,975
Federal Home Loan Mortgage Corporation Structured
Agency Credit risk debt Notes FRB Ser. 15-HQA1,
Class B, (1 Month US LIBOR + 8.80%), 11.306%,
3/25/28	248,824	300,691
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 14.256%,
10/25/28	155,922	213,500
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%,
9/25/29	50,000	56,023

8 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 7.806%,
10/25/28	$250,000	$288,310
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M2, (1 Month US LIBOR + 4.45%), 6.956%,
1/25/29	260,000	283,797
Connecticut Avenue Securities FRB Ser. 16-C07,
Class 2M2, (1 Month US LIBOR + 4.35%), 6.856%,
5/25/29	20,000	21,671
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%,
4/25/29	197,000	216,406
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1B1, (1 Month US LIBOR + 4.15%), 6.656%,
2/25/30	200,000	209,543
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%), 6.506%,
5/25/30	220,000	220,750
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 6.106%,
1/25/30	418,000	416,372
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 6.056%,
7/25/30	382,000	365,150
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 6.056%,
7/25/29	330,000	349,669
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1M2, (1 Month US LIBOR + 2.65%), 5.156%,
2/25/30	290,000	295,921
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%), 5.056%,
12/25/30	300,000	296,333
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.856%,
1/25/31	120,000	116,157
Connecticut Avenue Securities FRB Ser. 18-C02,
Class 2M2, (1 Month US LIBOR + 2.20%), 4.706%,
8/25/30	299,000	292,253
Connecticut Avenue Securities FRB Ser. 18-C03,
Class 1M2, (1 Month US LIBOR + 2.15%), 4.656%,
10/25/30	354,000	345,233
GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23	201,674	199,657
JPMorgan Alternative Loan Trust FRB Ser. 06-A6,
Class 1A1, (1 Month US LIBOR + 0.16%), 2.666%,
11/25/36	155,289	146,360
Morgan Stanley ABS Capital I, Inc. Trust FRB
Ser. 04-HE9, Class M2, (1 Month US LIBOR
+ 0.93%), 3.436%, 11/25/34	62,791	62,100
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2,
(1 Month US LIBOR + 2.85%), 5.356%, 7/25/28
(Bermuda)	220,000	218,900
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR
+ 0.12%), 2.626%, 8/25/36	60,770	55,337
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.215%, 12/25/35 W	373,745	364,732
FRB Ser. 05-AR12, Class 1A8, 4.038%, 10/25/35 W	107,475	104,721
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR
+ 0.92%), 3.426%, 7/25/45	126,790	124,448

MORTGAGE-BACKED
SECURITIES (65.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Wells Fargo Home Equity Asset-Backed Securities
Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR
+ 0.23%), 2.736%, 4/25/37	$103,239	$99,271
		10,465,923

Total mortgage-backed securities (cost $36,022,057)		$35,610,819

PURCHASED SWAP OPTIONS OUTSTANDING(3.7%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.312/3 month USD- LIBOR-BBA/
Nov-38	Nov-28/3.312	$4,197,400	$289,663
(3.312)/3 month USD-LIBOR-BBA/
Nov-38	Nov-28/3.312	4,197,400	204,162
3.295/3 month USD-LIBOR-BBA/
Nov-38	Nov-28/3.295	2,098,700	143,320
(3.295)/3 month USD-LIBOR-BBA/
Nov-38	Nov-28/3.295	2,098,700	103,151
Barclays Bank PLC
2.92/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.92	3,063,600	56,860
2.855/3 month USD- LIBOR-BBA/
Jan-29	Jan-19/2.855	3,063,600	40,593
Citibank, N.A.
2.88/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.88	5,360,400	82,229
2.84/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.84	3,063,600	34,864
2.86/3 month USD-LIBOR-BBA/
Jan-20	Jan-19/2.86	6,127,200	7,598
(3.23)/3 month USD-LIBOR-BBA/
Jan-49	Jan-19/3.23	1,692,100	2
(3.29)/3 month USD-LIBOR-BBA/
Jan-49	Jan-19/3.29	1,692,100	2
Goldman Sachs International
3.0375/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/3.0375	9,534,300	273,825
3.2775/3 month USD-LIBOR-BBA/
Jan-20	Jan-19/3.2775	13,537,000	93,135
2.99375/3 month USD-LIBOR-BBA/
Jan-20	Jan-19/2.99375	13,537,000	32,083
2.897/3 month USD-LIBOR-BBA/
Mar-20	Mar-19/2.897	4,084,800	15,931
2.9215/3 month USD-LIBOR-BBA/
Mar-20	Mar-19/2.9215	4,084,800	8,823
(2.897)/3 month USD-LIBOR-BBA/
Mar-20	Mar-19/2.897	4,084,800	1,103
(2.9215)/3 month USD-LIBOR-BBA/
Mar-20	Mar-19/2.9215	4,084,800	817
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/
Nov-33	Nov-20/3.162	2,042,400	124,607
2.88/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.88	5,360,400	84,962
3.096/3 month USD-LIBOR-BBA/
Nov-29	Nov-19/3.096	1,633,900	68,591
(3.162)/3 month USD-LIBOR-BBA/
Nov-33	Nov-20/3.162	2,042,400	54,144

Putnam VT Mortgage Securities Fund 9

PURCHASED SWAP OPTIONS OUTSTANDING(3.7%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A.
(3.096)/3 month USD-LIBOR-BBA/
Nov-29	Nov-19/3.096	$1,633,900	$17,728
(3.095)/3 month USD-LIBOR-BBA/
Nov-21	Nov-19/3.095	4,084,800	5,474
(3.25)/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/3.25	6,768,500	7
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/
Apr-72	Apr-47/3.00	790,100	93,777
3.00/3 month USD-LIBOR-BBA/
Apr-72	Apr-47/3.00	790,100	93,698
2.80/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.80	4,281,000	38,529
(3.0975)/3 month USD-LIBOR-BBA/
Nov-21	Nov-19/3.0975	4,084,800	5,392
(3.098)/3 month USD-LIBOR-BBA/
Feb-29	Feb-19/3.098	2,450,900	2,377
UBS AG
2.9125/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.9125	2,042,400	36,355
2.8525/3 month USD-LIBOR-BBA/
Jan-29	Jan-19/2.8525	2,042,400	26,139
Total purchased swap options outstanding (cost $1,506,378) $2,039,941

PURCHASED OPTIONS
OUTSTANDING (0.8%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50%
TBA commitments (Call) Jan-19/$92.26		$1,000,000	$1,000,000	$24,093
Federal National Mortgage
Association 30 yr 3.00%
TBA commitments (Put) Jan-19/95.97		2,000,000	2,000,000	4
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Jan-19/98.45	19,000,000	19,000,000	287,869
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/97.11	1,000,000	1,000,000	27,888
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/97.27	1,000,000	1,000,000	26,344
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/97.42	1,000,000	1,000,000	24,805
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call) Feb-19/98.41		1,000,000	1,000,000	15,351
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call) Feb-19/98.56		1,000,000	1,000,000	13,920
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call) Feb-19/98.72		1,000,000	1,000,000	12,521
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Feb-19/97.75	2,000,000	2,000,000	262

PURCHASED OPTIONS
OUTSTANDING (0.8%)* cont.	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Feb-19/$97.59	$2,000,000	$2,000,000	$194
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put) Feb-19/97.44		2,000,000	2,000,000	140
Total purchased options outstanding (cost $168,008)				$433,391

ASSET-BACKED SECURITIES (1.0%)*	Principal amount	Value
loanDepot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US
LIBOR + 0.80%), 3.306%, 11/25/50	$133,000	$133,000
Mello Warehouse Securitization Trust 144A FRB
Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
3.131%, 11/25/51	299,000	299,000
Station Place Securitization Trust 144A FRB
Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
2.982%, 2/24/20	136,000	136,000
Total asset-backed securities (cost $568,000)		$568,000

	Principal amount/
SHORT-TERM INVESTMENTS (12.2%)*		shares	Value
Interest in $450,000,000 joint tri-party
repurchase agreement dated 12/31/18 with HSBC
Bank USA, National Association due 1/2/19 —
maturity value of $2,954,492 for an effective
yield of 3.000% (collateralized by a U.S.
Treasury note with a coupon rate of 2.875% and a
due date of 11/15/21, valued at $459,076,568)		$2,954,000	$2,954,000
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.27% P	Shares	50,000	50,000
U.S. Treasury Bills 2.546%, 6/13/19 §		$185,000	182,968
U.S. Treasury Bills 2.539%, 6/6/19 §		202,000	199,874
U.S. Treasury Bills 2.479%, 4/11/19 Δ §		114,000	113,247
U.S. Treasury Bills 2.419%, 2/19/19		6,000	5,981
U.S. Treasury Bills 2.407%, 3/14/19 # Δ §		1,311,000	1,304,837
U.S. Treasury Bills 2.398%, 2/21/19 §		18,000	17,941
U.S. Treasury Bills 2.371%, 3/21/19 §		6,000	5,970
U.S. Treasury Bills 2.394%, 3/7/19 Δ §		232,000	231,018
U.S. Treasury Bills 2.355%, 2/14/19 Δ §		818,000	815,660
U.S. Treasury Bills 2.344%, 2/7/19 Δ §		108,000	107,745
U.S. Treasury Bills 2.315%, 1/24/19 §		93,000	92,870
U.S. Treasury Bills 2.300%, 1/17/19 Δ §		296,000	295,718
U.S. Treasury Bills 2.265%, 1/10/19 Δ		259,000	258,868
Total short-term investments (cost $6,636,568)			$6,636,697

Total investments (cost $96,392,657)			$96,829,850

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

10 Putnam VT Mortgage Securities Fund

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $54,481,676.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $10,947 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

ΔThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,375,387 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,109,511 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $44,415,504 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Note 2 yr (Long)	12	$2,547,750	$2,547,750	Mar-19	$12,772
U.S. Treasury
Note 5 yr (Short)	18	2,064,375	2,064,375	Mar-19	(22,817)
U.S. Treasury
Note Ultra 10 yr
(Long)	4	520,313	520,313	Mar-19	9,055
Unrealized appreciation					21,827
Unrealized (depreciation)					(22,817)
Total					$(990)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18 (premiums $1,449,077)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.1775/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$990,900	$94,413
(3.1775)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	990,900	141,937
3.195/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	186,300
(3.195)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	287,406
Barclays Bank PLC
2.813/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.813	6,965,000	1,741
(2.985)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.985	3,063,600	73,955
Citibank, N.A.
3.33/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.33	1,692,100	2
3.43/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.43	1,692,100	2
3.395/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.395	1,692,100	2
3.50/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.50	1,692,100	2
3.14/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.14	3,063,600	3
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	2,680,200	54
2.663/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.663	6,965,000	6,060
(2.77)/3 month
USD-LIBOR-BBA/Jan-20	Jan-19/2.77	6,127,200	13,419
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	2,680,200	55,587
Goldman Sachs
International
3.2975/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.2975	4,767,200	5
2.909/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	4,084,800	1,756
(2.909)/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	4,084,800	24,509
(3.1325)/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/3.1325	13,537,000	124,811
(3.0975)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.0975	4,767,200	162,228
JPMorgan Chase Bank N.A.
3.26/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.26	1,475,500	1
3.18/3 month
USD-LIBOR-BBA/Jan-24	Jan-19/3.18	6,328,600	6
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	2,680,200	188
2.77/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.77	15,555,200	3,889
3.415/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.415	8,169,600	4,330
3.14/3 month
USD-LIBOR-BBA/Mar-29	Mar-19/3.14	4,281,000	5,565

Putnam VT Mortgage Securities Fund 11

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $1,449,077) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A. cont.
2.975/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	$2,042,400	$14,052
(2.975)/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	2,042,400	40,256
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	2,680,200	56,311
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	84,045
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	128,447
Morgan Stanley & Co.
International PLC
2.94/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.94	4,281,000	514
3.3975/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	8,169,600	4,493
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	790,100	79,618
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	790,100	79,682
UBS AG
(2.9725)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.9725	2,042,400	46,992
Total			$1,722,581

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $177,031)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	Amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National
Mortgage Association
30 yr 2.50% TBA
commitments (Put)	Jan-19/$92.26	$1,000,000	$1,000,000	$1
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Jan-19/95.97	2,000,000	2,000,000	31,868
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.57	1,000,000	1,000,000	23,387
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.72	1,000,000	1,000,000	21,862
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.88	1,000,000	1,000,000	20,347
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.02	1,000,000	1,000,000	18,958
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.18	1,000,000	1,000,000	17,471

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $177,031) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$98.34	$1,000,000	$1,000,000	$16,004
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.79	1,000,000	1,000,000	11,904
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.95	1,000,000	1,000,000	10,565
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.10	1,000,000	1,000,000	9,278
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.17	1,000,000	1,000,000	8,719
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.33	1,000,000	1,000,000	7,528
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.48	1,000,000	1,000,000	6,416
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.27	2,000,000	2,000,000	98
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.11	2,000,000	2,000,000	70
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.95	2,000,000	2,000,000	48
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.78	2,000,000	2,000,000	32
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.63	2,000,000	2,000,000	22
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jan-19/98.45	19,000,000	19,000,000	19
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.47	2,000,000	2,000,000	14
Total				$204,611

12 Putnam VT Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$1,944,400	$(76,026)	$1,867
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(4,876)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(18,277)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(30,775)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	1,021,200	(5,821)	9,620
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	1,021,200	(5,106)	3,962
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	2,043
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	1,556
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	1,021,200	(5,106)	(2,492)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	1,021,200	(5,821)	(4,452)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(7,072)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(18,025)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	1,021,200	10,518	7,036
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	1,021,200	10,518	(13,388)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	2,376
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(27,401)	1,779
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(695)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(35,981)	(4,658)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	(4,879)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(4,892)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	2,142
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	(573)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(1,372)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	(8,757)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(40,749)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(51,179)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	2,873
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	1,140
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(1,729)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(5,458)
Unrealized appreciation				36,394
Unrealized (depreciation)				(224,298)
Total				$(187,904)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18	Principal	Settlement
(proceeds receivable $5,885,625)	amount	date	Value
Federal National Mortgage Association, 3.50%, 1/1/49	$6,000,000	1/14/19	$5,997,187
Total			$5,997,187

Putnam VT Mortgage Securities Fund 13

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$508,000	$50,563	$(17)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$51,048
				Quarterly
1,654,000	63,755	(22)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-	(64,603)
					BBA — Quarterly
2,042,400	63,472	(29)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(63,501)
					BBA — Quarterly
1,127,400	35,460 E	(16)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	35,444
				Quarterly
555,400	13,137 E	(11,686)	3/18/49	3 month USD-LIBOR-BBA —	2.95% — Semiannually	1,452
				Quarterly
1,366,800	16,022 E	(10,839)	3/18/29	3 month USD-LIBOR-BBA —	2.85% — Semiannually	5,183
				Quarterly
31,845,900	338,140 E	213,080	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-	(125,060)
					BBA — Quarterly
51,169,100	124,392 E	94,013	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-	(30,379)
					BBA — Quarterly
Total		$284,484				$(190,416)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$35,214	$33,599	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(1,317)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
26,266	25,061	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(982)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
232,446	234,122	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	1,845
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
35,143	35,396	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	279
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
167,328	167,881	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	710
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
6,972	6,995	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	30
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
4,409,937	4,432,672	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	27,775
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
270,961	271,121	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	471
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
50,656	50,649	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	50
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
225,105	226,876	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(2,121)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
3,623,974	3,656,057	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(38,217)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,845	1,766	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(65)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

14 Putnam VT Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$32,728	$30,947	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$(1,517)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
43,583	41,583	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,630
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
23,740	22,361	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,152
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
16,074	15,698	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(197)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
21,751	21,287	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(218)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,546	1,513	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(15)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
50,288	50,547	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	317
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
30,872	29,359	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,280)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
15,392	14,418	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(859)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
3,942	3,773	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(139)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
67,524	64,636	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(2,340)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
30,160	28,776	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(1,128)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
21,222	20,257	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(793)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,484	14,780	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(578)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
51,164	48,817	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,913
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
35,893	33,808	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,742
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
13,126	13,242	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(138)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
35,012	35,322	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(369)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
97,148	98,008	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,024)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Mortgage Securities Fund 15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$258,599	$260,888	$—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	$(2,727)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
354,228	357,364	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,736)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
54,685	53,756	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	532
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
81,220	76,799	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(3,764)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
81,220	76,799	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(3,764)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
64,147	60,655	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(2,973)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
60,110	56,839	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(2,786)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
54,274	51,320	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(2,515)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,687	14,789	—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index	(760)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
50,253	47,947	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,879
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
45,933	43,264	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,230
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
96,947	94,677	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,190)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
68,057	66,463	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(835)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
40,174	39,234	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(493)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
156	152	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
47,572	46,558	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(476)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
43,408	42,483	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(434)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
42,064	41,168	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(421)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
33,488	32,775	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(335)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
9,485	9,283	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(95)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

16 Putnam VT Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$49,217	$46,959	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(1,840)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,143	3,953	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(155)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
45,895	43,229	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	2,228
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
30,872	29,359	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	1,280
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
35,633	34,109	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(1,235)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
373,699	353,358	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	17,318
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		63,381
Upfront premium (paid)		—		Unrealized (depreciation)		(83,833)
Total		$—		Total		$(20,452)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$407,000	$4,530	$—	7/3/27	2.085% — At maturity	USA Non Revised	$4,530
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
466,000	3,535	—	7/5/27	2.05% — At maturity	USA Non Revised	3,535
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
466,000	405	—	7/5/22	(1.89%) — At maturity	USA Non Revised	(405)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
407,000	1,054	—	7/3/22	(1.9225%) — At maturity	USA Non Revised	(1,054)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$—				$6,606

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$183	$235,000	$10,246	5/11/63	200 bp —	$(9,972)
						Monthly
CMBX NA A.6 Index	A/P	274	235,000	10,246	5/11/63	200 bp —	(9,881)
						Monthly
CMBX NA A.6 Index	A/P	(92)	237,000	10,333	5/11/63	200 bp —	(10,333)
						Monthly
CMBX NA A.6 Index	A/P	4,521	349,000	15,216	5/11/63	200 bp —	(10,559)
						Monthly
CMBX NA A.6 Index	A/P	4,196	430,000	18,748	5/11/63	200 bp —	(14,385)
						Monthly

Putnam VT Mortgage Securities Fund 17

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA A.6 Index	A/P	$692	$446,000	$19,446	5/11/63	200 bp —	$(18,580)
						Monthly
CMBX NA A.6 Index	A/P	12,196	882,000	38,455	5/11/63	200 bp —	(25,917)
						Monthly
CMBX NA BB.7 Index	BB/P	2,571	20,000	3,640	1/17/47	500 bp —	(1,050)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	142	1,000	161	5/11/63	300 bp —	(18)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,410	31,000	5,000	5/11/63	300 bp —	(1,572)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,775	33,000	5,323	5/11/63	300 bp —	(1,528)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,873	37,000	5,968	5/11/63	300 bp —	(1,074)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,082	37,000	5,968	5/11/63	300 bp —	(1,865)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,170	47,000	7,581	5/11/63	300 bp —	(2,383)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,598	50,000	8,065	5/11/63	300 bp —	(2,438)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,507	65,000	10,485	5/11/63	300 bp —	(2,940)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	25,822	240,000	38,712	5/11/63	300 bp —	(12,750)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	31,288	303,000	48,874	5/11/63	300 bp —	(17,409)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	40,880	385,000	62,101	5/11/63	300 bp —	(20,996)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	44,274	413,000	66,617	5/11/63	300 bp —	(22,102)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	47,575	424,000	68,391	5/11/63	300 bp —	(20,569)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	42,699	435,000	70,166	5/11/63	300 bp —	(27,213)
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	387	250,000	10,900	5/11/63	200 bp —	(10,416)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,541	23,000	3,710	5/11/63	300 bp —	(1,155)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,387	49,000	7,904	5/11/63	300 bp —	(2,488)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,746	71,000	11,452	5/11/63	300 bp —	(1,665)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,207	132,000	21,292	5/11/63	300 bp —	(8,008)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	97,573	819,000	132,105	5/11/63	300 bp —	(34,054)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	96,194	896,000	144,525	5/11/63	300 bp —	(47,808)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	140,705	1,308,000	210,980	5/11/63	300 bp —	(69,513)
						Monthly
Deutsche Bank AG
CMBX NA BBB–.6 Index	BBB–/P	53,946	506,000	81,618	5/11/63	300 bp —	(27,376)
						Monthly

18 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6 Index	A/P	$1,542	$172,000	$7,499	5/11/63	200 bp —	$(5,890)
						Monthly
CMBX NA A.7 Index	A-/P	(381)	261,000	5,507	1/17/47	200 bp —	(5,786)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	285	2,000	323	5/11/63	300 bp —	(37)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,986	27,000	4,355	5/11/63	300 bp —	(1,354)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,582	41,000	6,613	5/11/63	300 bp —	(1,008)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,695	42,000	6,775	5/11/63	300 bp —	(2,055)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,878	85,000	13,711	5/11/63	300 bp —	(3,783)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,037	208,000	33,550	5/11/63	300 bp —	(9,392)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,260	411,000	66,294	5/11/63	300 bp —	(24,794)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	50,168	470,000	75,811	5/11/63	300 bp —	(25,369)
						Monthly
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	2,653	154,000	6,714	5/11/63	200 bp —	(4,001)
						Monthly
CMBX NA A.6 Index	A/P	3,068	527,000	22,977	5/11/63	200 bp —	(19,704)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,299	10,000	1,613	5/11/63	300 bp —	(308)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,317	10,000	1,613	5/11/63	300 bp —	(290)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,027	14,000	2,258	5/11/63	300 bp —	(223)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,445	19,000	3,065	5/11/63	300 bp —	(608)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,535	25,000	4,033	5/11/63	300 bp —	(483)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,943	33,000	5,323	5/11/63	300 bp —	(1,360)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,532	40,000	6,452	5/11/63	300 bp —	(1,897)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,578	48,000	7,742	5/11/63	300 bp —	(2,137)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,047	51,000	8,226	5/11/63	300 bp —	(2,149)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,309	56,000	9,033	5/11/63	300 bp —	(3,691)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,891	120,000	19,356	5/11/63	300 bp —	(6,395)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,621	165,000	26,615	5/11/63	300 bp —	(9,898)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,634	169,000	27,260	5/11/63	300 bp —	(8,527)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,758	213,000	34,357	5/11/63	300 bp —	(9,475)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,351	249,000	40,164	5/11/63	300 bp —	(10,667)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	26,382	258,000	41,615	5/11/63	300 bp —	(15,083)
						Monthly

Putnam VT Mortgage Securities Fund 19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$41,300	$338,000	$54,519	5/11/63	300 bp —	$(13,023)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	46,225	373,000	60,165	5/11/63	300 bp —	(13,722)
						Monthly
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	4,632	35,000	5,646	5/11/63	300 bp —	(993)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,406	39,000	6,291	5/11/63	300 bp —	(1,862)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,589	98,000	15,807	5/11/63	300 bp —	(4,161)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	46,719	417,000	67,262	5/11/63	300 bp —	(20,300)
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	714	76,000	3,314	5/11/63	200 bp —	(2,570)
						Monthly
CMBX NA A.6 Index	A/P	1,277	156,000	6,802	5/11/63	200 bp —	(5,464)
						Monthly
CMBX NA A.6 Index	A/P	1,939	191,000	8,328	5/11/63	200 bp —	(6,314)
						Monthly
CMBX NA A.6 Index	A/P	3,457	250,000	10,900	5/11/63	200 bp —	(7,346)
						Monthly
CMBX NA A.6 Index	A/P	2,940	261,000	11,380	5/11/63	200 bp —	(8,338)
						Monthly
CMBX NA A.6 Index	A/P	3,560	325,000	14,170	5/11/63	200 bp —	(10,484)
						Monthly
CMBX NA A.6 Index	A/P	—	452,000	19,707	5/11/63	200 bp —	(19,531)
						Monthly
CMBX NA A.6 Index	A/P	2,430	894,000	38,978	5/11/63	200 bp —	(36,201)
						Monthly
CMBX NA A.7 Index	A-/P	(5)	11,000	232	1/17/47	200 bp —	(233)
						Monthly
CMBX NA A.7 Index	A-/P	656	135,000	2,849	1/17/47	200 bp —	(2,140)
						Monthly
CMBX NA A.7 Index	A-/P	(484)	500,000	10,550	1/17/47	200 bp —	(10,839)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	821	7,000	1,129	5/11/63	300 bp —	(304)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,039	8,000	1,290	5/11/63	300 bp —	(246)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,007	14,000	2,258	5/11/63	300 bp —	(243)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,987	35,000	5,646	5/11/63	300 bp —	(1,638)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,238	36,000	5,807	5/11/63	300 bp —	(1,548)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,441	44,000	7,097	5/11/63	300 bp —	(630)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,984	45,000	7,259	5/11/63	300 bp —	(248)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,536	57,000	9,194	5/11/63	300 bp —	(2,625)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,344	62,000	10,001	5/11/63	300 bp —	(2,620)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,094	76,000	12,259	5/11/63	300 bp —	(2,120)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,268	88,000	14,194	5/11/63	300 bp —	(2,875)
						Monthly

20 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$9,983	$93,000	$15,001	5/11/63	300 bp —	$(4,964)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,289	115,000	18,550	5/11/63	300 bp —	(1,194)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,385	124,000	20,001	5/11/63	300 bp —	(2,544)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,926	130,000	20,969	5/11/63	300 bp —	(4,967)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,536	135,000	21,776	5/11/63	300 bp —	(1,161)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,748	211,000	34,034	5/11/63	300 bp —	(11,163)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,830	223,000	35,970	5/11/63	300 bp —	(12,010)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,278	390,000	62,907	5/11/63	300 bp —	(21,402)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,077	419,000	67,585	5/11/63	300 bp —	(19,263)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	49,475	470,000	75,811	5/11/63	300 bp —	(26,062)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	50,008	470,000	75,811	5/11/63	300 bp —	(25,529)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	64,868	610,000	98,393	5/11/63	300 bp —	(33,169)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	224,418	1,852,000	298,728	5/11/63	300 bp —	(73,229)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	310,210	2,560,000	412,928	5/11/63	300 bp —	(101,224)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	2,532	34,000	2,893	1/17/47	300 bp —	(342)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	61,862	909,000	77,356	1/17/47	300 bp —	(14,964)
						Monthly
Upfront premium received		2,235,265	Unrealized appreciation				—
Upfront premium (paid)		(962)	Unrealized (depreciation)				(1,146,186)
Total		$2,234,303	Total				$(1,146,186)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(64,222)	$504,000	$91,728	1/17/47	(500 bp) — Monthly	$27,044
CMBX NA BB.9 Index	(3,079)	20,000	3,824	9/17/58	(500 bp) — Monthly	725
Credit Suisse International
CMBX NA BB.9 Index	(1,289)	9,000	1,721	9/17/58	(500 bp) — Monthly	424
Goldman Sachs International
CMBX NA BB.9 Index	(15,334)	96,000	18,355	9/17/58	(500 bp) — Monthly	2,928
JPMorgan Securities LLC
CMBX NA BB.7 Index	(19,401)	143,000	26,026	1/17/47	(500 bp) — Monthly	6,486
CMBX NA BB.9 Index	(22,504)	159,000	30,401	9/17/58	(500 bp) — Monthly	7,710
CMBX NA BB.9 Index	(17,795)	126,000	24,091	9/17/58	(500 bp) — Monthly	6,174

Putnam VT Mortgage Securities Fund 21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(4,293)	$28,000	$5,354	9/17/58	(500 bp) — Monthly	$1,033
CMBX NA BBB–.7 Index	(8,868)	151,000	12,850	1/17/47	(300 bp) — Monthly	3,894
Merrill Lynch International
CMBX NA BB.9 Index	(28,700)	196,000	37,475	9/17/58	(500 bp) — Monthly	8,584
CMBX NA BB.9 Index	(27,552)	187,000	35,754	9/17/58	(500 bp) — Monthly	8,021
CMBX NA BB.9 Index	(28,562)	182,000	34,798	9/17/58	(500 bp) — Monthly	6,060
CMBX NA BB.9 Index	(27,541)	180,000	34,416	9/17/58	(500 bp) — Monthly	6,700
CMBX NA BB.9 Index	(21,741)	139,000	26,577	9/17/58	(500 bp) — Monthly	4,701
Morgan Stanley & Co. International PLC
CMBX NA BB.9 Index	(31,748)	204,000	39,005	9/17/58	(500 bp) — Monthly	7,058
CMBX NA BB.9 Index	(24,315)	179,000	34,225	9/17/58	(500 bp) — Monthly	9,735
CMBX NA BB.9 Index	(23,827)	179,000	34,225	9/17/58	(500 bp) — Monthly	10,224
CMBX NA BB.9 Index	(26,620)	177,000	33,842	9/17/58	(500 bp) — Monthly	7,051
CMBX NA BB.9 Index	(22,969)	168,000	32,122	9/17/58	(500 bp) — Monthly	8,989
CMBX NA BB.9 Index	(23,840)	158,000	30,210	9/17/58	(500 bp) — Monthly	6,216
CMBX NA BB.9 Index	(20,169)	140,000	26,768	9/17/58	(500 bp) — Monthly	6,463
CMBX NA BB.9 Index	(12,260)	81,000	15,487	9/17/58	(500 bp) — Monthly	3,148
CMBX NA BB.9 Index	(12,260)	81,000	15,487	9/17/58	(500 bp) — Monthly	3,148
CMBX NA BBB–.7 Index	(4,063)	64,000	5,446	1/17/47	(300 bp) — Monthly	1,345
Upfront premium received	—		Unrealized appreciation			153,861
Upfront premium (paid)	(492,952)		Unrealized (depreciation)			—
Total	$(492,952)		Total			$153,861

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

22 Putnam VT Mortgage Securities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$432,000	$136,000
Mortgage-backed securities	—	35,610,819	—
Purchased options outstanding	—	433,391	—
Purchased swap options outstanding	—	2,039,941	—
U.S. government and agency mortgage obligations	—	51,541,002	—
Short-term investments	50,000	6,586,697	—
Totals by level	$50,000	$96,643,850	$136,000

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(990)	$—	$—
Written options outstanding	—	(204,611)	—
Written swap options outstanding	—	(1,722,581)	—
Forward premium swap option contracts	—	(187,904)	—
TBA sale commitments	—	(5,997,187)	—
Interest rate swap contracts	—	(474,900)	—
Total return swap contracts	—	(13,846)	—
Credit default contracts	—	(2,733,676)	—
Totals by level	$(990)	$(11,334,705)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 23

Statement of assets and liabilities
12/31/18

Assets
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $96,392,657)	$96,829,850
Cash	840
Interest and other receivables	483,919
Receivable for shares of the fund sold	4,113
Receivable for investments sold	15,242
Receivable for sales of TBA securities (Note 1)	5,893,208
Receivable from Manager (Note 2)	12,629
Receivable for variation margin on centrally cleared swap contracts (Note 1)	52,016
Unrealized appreciation on forward premium swap option contracts (Note 1)	36,394
Unrealized appreciation on OTC swap contracts (Note 1)	217,242
Premium paid on OTC swap contracts (Note 1)	493,914
Total assets	104,039,367

Liabilities
Payable for investments purchased	1,004
Payable for purchases of TBA securities (Note 1)	37,507,645
Payable for shares of the fund repurchased	71,261
Payable for custodian fees (Note 2)	39,043
Payable for investor servicing fees (Note 2)	6,375
Payable for Trustee compensation and expenses (Note 2)	66,588
Payable for administrative services (Note 2)	583
Payable for distribution fees (Note 2)	4,460
Payable for variation margin on futures contracts (Note 1)	938
Payable for variation margin on centrally cleared swap contracts (Note 1)	133,090
Unrealized depreciation on OTC swap contracts (Note 1)	1,230,019
Premium received on OTC swap contracts (Note 1)	2,235,265
Unrealized depreciation on forward premium swap option contracts (Note 1)	224,298
Written options outstanding, at value (premiums $1,626,108) (Note 1)	1,927,192
TBA sale commitments, at value (proceeds receivable $5,885,625) (Note 1)	5,997,187
Collateral on certain derivative contracts, at value (Notes 1 and 8)	50,000
Other accrued expenses	62,743
Total liabilities	49,557,691

Net assets	$54,481,676

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$71,809,273
Total distributable earnings (Note 1)	(17,327,597)
Total — Representing net assets applicable to capital shares outstanding	$54,481,676

Computation of net asset value Class IA
Net assets	$31,249,460
Number of shares outstanding	3,392,763
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.21

Computation of net asset value Class IB
Net assets	$23,232,216
Number of shares outstanding	2,529,382
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.18

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Mortgage Securities Fund

Statement of operations
Year ended 12/31/18

Investment income
Interest	$2,576,844
Total investment income	2,576,844

Expenses
Compensation of Manager (Note 2)	232,103
Investor servicing fees (Note 2)	41,477
Custodian fees (Note 2)	69,711
Trustee compensation and expenses (Note 2)	2,781
Distribution fees (Note 2)	64,212
Administrative services (Note 2)	1,680
Auditing and tax fees	55,186
Legal	31,617
Other	41,786
Fees waived and reimbursed by Manager (Note 2)	(145,934)
Total expenses	394,619

Expense reduction (Note 2)	(1,184)
Net expenses	393,435

Net investment income	2,183,409

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,159,491)
Futures contracts (Note 1)	(610,964)
Swap contracts (Note 1)	637,913
Written options (Note 1)	2,302,712
Total net realized loss	(829,830)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	274,525
Futures contracts	38,588
Swap contracts	(1,063,338)
Written options	(1,072,859)
Total change in net unrealized depreciation	(1,823,084)

Net loss on investments	(2,652,914)

Net decrease in net assets resulting from operations	$(469,505)

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 25

Statement of changes in net assets
	Year ended	Year ended
	12/31/18	12/31/17
Decrease in net assets
Operations:
Net investment income	$2,183,409	$1,844,760
Net realized loss on investments	(829,830)	(807,449)
Net unrealized appreciation (depreciation) of investments	(1,823,084)	393,199
Net increase (decrease) in net assets resulting from operations	(469,505)	1,430,510
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,036,991)	(1,024,324)
Class IB	(731,746)	(695,766)
Decrease from capital share transactions (Note 4)	(6,656,496)	(9,997,047)
Total decrease in net assets	(8,894,738)	(10,286,627)
Net assets:
Beginning of year	63,376,414	73,663,041
End of year (Note 1)	$54,481,676	$63,376,414

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Mortgage Securities Fund

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/18	$9.55	.35	(.41)	(.06)	(.28)	(.28)	$9.21	(.62)	$31,249	.56 [f]	3.80 [f]	1,142
12/31/17	9.59	.27	(.06)	.21	(.25)	(.25)	9.55	2.27	35,852.66		2.85	1,188
12/31/16	9.76	.24	(.20)	.04	(.21)	(.21)	9.59	.36	40,362	.64 [f]	2.43[f]	1,028
12/31/15	10.02	.19	(.22)	(.03)	(.23)	(.23)	9.76	(.33)	44,229.62		1.92	905
12/31/14	10.01	.22	.22	.44	(.43)	(.43)	10.02	4.49	50,935.62		2.17	587
Class IB
12/31/18	$9.52	.33	(.41)	(.08)	(.26)	(.26)	$9.18	(.90)	$23,232	.81[f]	3.54 [f]	1,142
12/31/17	9.56	.25	(.07)	.18	(.22)	(.22)	9.52	1.96	27,524.91		2.60	1,188
12/31/16	9.72	.21	(.19)	.02	(.18)	(.18)	9.56	.20	33,301	.89 [f]	2.18 [f]	1,028
12/31/15	9.99	.16	(.22)	(.06)	(.21)	(.21)	9.72	(.65)	35,862.87		1.67	905
12/31/14	9.97	.19	.23	.42	(.40)	(.40)	9.99	4.31	41,287.87		1.89	587

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect the following reductions as a percentage of average net assets.

Percentage of
average net assets
December 31, 2018	0.25%
December 31, 2016	>0.01

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 27

Notes to financial statements 12/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through December 31, 2018.

Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to April 30, 2018, the fund was known as Putnam VT American Government Income Fund. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, we invest at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. We expect to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short-to long-term maturities. We also expect to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While our emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities. We may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,013,583, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

28 Putnam VT Mortgage Securities Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as

Putnam VT Mortgage Securities Fund 29

a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,673,860 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,375,387 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period

30 Putnam VT Mortgage Securities Fund

and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available to offset future net capital gain, if any, which are subject to limitations imposed by the Code.

	Loss carryover
Short-term	Long-term	Total
$16,080,642	$667,570	$16,748,212

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from income on swap contracts and from interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $360,528 to increase undistributed net investment income and $360,528 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,551,256
Unrealized depreciation	(5,353,986)
Net unrealized depreciation	(1,802,730)
Undistributed ordinary income	1,223,345
Capital loss carryforward	(16,748,212)
Cost for federal income tax purposes	$87,296,885

For the fiscal year ended December 31, 2017, the fund had undistributed net investment income of $1,461,272.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 35.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.392% of the fund’s average net assets.

Effective April 30, 2018, Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $62,367 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $83,567 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$23,361
Class IB	18,116
Total	$41,477

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,184 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $41, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Putnam VT Mortgage Securities Fund 31

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$887,102,510	$860,286,558
U.S. government securities
(Long-term)	—	9,976,146
Total	$887,102,510	$870,262,704

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares					Class IB shares
	Year ended 12/31/18		Year ended 12/31/17		Year ended 12/31/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	157,614	$1,470,417	175,414	$1,671,461	329,770	$3,053,013	434,602	$4,135,307
Shares issued in connection with
reinvestment of distributions	112,472	1,036,991	109,087	1,024,324	79,365	731,746	74,175	695,766
	270,086	2,507,408	284,501	2,695,785	409,135	3,784,759	508,777	4,831,073
Shares repurchased	(631,370)	(5,849,650)	(738,230)	(7,036,350)	(770,598)	(7,099,013)	(1,101,791)	(10,487,555)
Net decrease	(361,284)	$(3,342,242)	(453,729)	$(4,340,565)	(361,463)	$(3,314,254)	(593,014)	$(5,656,482)

Note 5 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 6 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$28,500,000
Purchased swap option contracts (contract amount)	$284,700,000
Written TBA commitment option contracts (contract amount)	$40,700,000
Written swap option contracts (contract amount)	$247,800,000
Futures contracts (number of contracts)	70
Centrally cleared interest rate swap contracts (notional)	$93,700,000
OTC total return swap contracts (notional)	$12,900,000
Centrally cleared total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$18,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$646,813	Payables	$3,380,489
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	2,718,684*	Unrealized depreciation	2,850,184*
Total		$3,365,497		$6,230,673

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

32 Putnam VT Mortgage Securities Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$370,473	$370,473
Interest rate contracts	(97,225)	(610,964)	267,440	$(440,749)
Total	$(97,225)	$(610,964)	$637,913	$(70,276)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(992,325)	$(992,325)
Interest rate contracts	166,035	38,588	(71,013)	$133,610
Total	$166,035	$38,588	$(1,063,338)	$(858,715)

Note 7 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Putnam VT Mortgage Securities Fund 33

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	UBS AG	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$50,431	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$50,431
OTC Total return swap contracts*#	—	33,942	—	317	—	3,655	—	4,641	—	2,228	18,598	—	—	—	—	63,381
Centrally cleared total return
swap contracts§	—	—	1,585	—	—	—	—	—	—	—	—	—	—	—	—	1,585
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	95,070	1,713	—	18,262	—	—	98,158	168,162	—	265,448	—	646,813
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts #	1,867	—	—	24,217	—	—	—	4,155	—	2,142	—	—	—	4,013	—	36,394
Purchased swap options**#	740,296	97,453	—	124,695	—	—	—	425,717	—	355,513	—	—	—	233,773	62,494	2,039,941
Purchased options**#	—	—	—	—	—	—	—	—	—	433,391	—	—	—	—	—	433,391
Repurchase agreements**	—	—	—	—	—	—	—	—	2,954,000	—	—	—	—	—	—	2,954,000
Total Assets	$742,163	$131,395	$52,016	$149,229	$95,070	$5,368	$—	$452,775	$2,954,000	$793,274	$116,756	$168,162	$—	$503,234	$62,494	$6,225,936
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	132,571	—	—	—	—	—	—	—	—	—	—	—	—	132,571
OTC Total return swap contracts*#	2,299	42,350	—	—	—	7,117	—	28,837	—	1,995	1,235	—	—	—	—	83,833
Centrally cleared total return
swap contracts§	—	—	519	—	—	—	—	—	—	—	—	—	—	—	—	519
OTC Credit default contracts —
protection sold*#	—	—	—	—	527,170	540,847	81,322	219,520	—	—	381,556	94,662	—	1,535,412	—	3,380,489
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	938	—	—	938
Forward premium swap
option contracts #	53,928	—	—	45,429	—	—	—	15,124	—	102,630	—	—	—	7,187	—	224,298
Written swap options #	710,056	75,696	—	75,131	—	—	—	313,309	—	337,090	—	—	—	164,307	46,992	1,722,581
Written options #	—	—	—	—	—	—	—	—	—	204,611	—	—	—	—	—	204,611
Total Liabilities	$766,283	$118,046	$133,090	$120,560	$527,170	$547,964	$81,322	$576,790	$—	$646,326	$382,791	$94,662	$938	$1,706,906	$46,992	$5,749,840
Total Financial and Derivative
Net Assets	$(24,120)	$13,349	$(81,074)	$28,669	$(432,100)	$(542,596)	$(81,322)	$(124,015)	$2,954,000	$146,948	$(266,035)	$73,500	$(938)	$(1,203,672)	$15,502	$476,096
Total collateral
received (pledged)†##	$—	$—	$—	$—	$(370,436)	$(406,414)	$—	$(120,867)	$2,954,000	$—	$(232,937)	$—	$—	$(1,203,672)	$—
Net amount	$(24,120)	$13,349	$(81,074)	$28,669	$(61,664)	$(136,182)	$(81,322)	$(3,148)	$—	$146,948	$(33,098)	$73,500	$(938)	$—	$15,502
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$50,000	$—	$—	$—	$—	$50,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$3,013,583	$—	$—	$—	$—	$—	$—	$3,013,583
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$(370,436)	$(406,414)	$—	$(120,867)	$—	$—	$(232,937)	$—	$—	$(1,244,733)	$—	$(2,375,387)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $10,947 and $1,109,511, respectively.

34 Putnam VT Mortgage Securities Fund	Putnam VT Mortgage Securities Fund 35

Shareholder Meeting Results (Unaudited)

August 6, 2018 meeting

A proposal to approve an amendment to your fund’s fundamental investment policy regarding industry concentration was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes
4,192,585	557,871	295,356	—

All tabulations are rounded to the nearest whole number.

36 Putnam VT Mortgage Securities Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times*. Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts, and former Director of Beth Israel Deaconess Care Organization. Until November 2010, Director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services. Founder and President of New Generation Advisors, LLC, a registered investment advisor to private funds. Director of The Boston Family Office, LLC, a registered investment advisor.	None

Putnam VT Mortgage Securities Fund 37

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2018, there were 99 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

38 Putnam VT Mortgage Securities Fund

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Putnam VT Mortgage Securities Fund 39

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40 Putnam VT Mortgage Securities Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Mortgage Securities Fund 41

This report has been prepared for the shareholders	H500
of Putnam VT Mortgage Securities Fund.	VTAN027 315006 2/19

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2018	$47,463	$200*	$7,321	$ —
December 31, 2017	$48,427	$ —	$5,117	$87

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2018 and December 31, 2017, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $624,002 and $387,734 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2018	$ —	$616,482	$ —	$ —

December 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2019